Fair Value of financial assets and liabilities - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Carrying amount, liabilities	€ (762,408)	€ (941,650)
Fair value, liabilities	(705,554)	(919,929)
Level 1
Financial instruments
Fair value, liabilities	(193)
Level 2
Financial instruments
Fair value, liabilities		(7,358)
Level 3
Financial instruments
Fair value, liabilities	(311)	(306)
At fair value
Financial instruments
Carrying amount, assets	466,459	429,662
Fair value, assets	466,459	429,662
Carrying amount, liabilities	(504)	(7,358)
Fair value, liabilities	(504)	(7,358)
At fair value | Level 1
Financial instruments
Fair value, assets	410,451	367,572
Fair value, liabilities	(193)
At fair value | Level 2
Financial instruments
Fair value, assets	15,680	8,215
Fair value, liabilities		(7,358)
At fair value | Level 3
Financial instruments
Fair value, assets	40,328	53,875
Fair value, liabilities	(311)
At fair value | Derivative financial instruments
Financial instruments
Carrying amount, liabilities	(193)	(7,358)
Fair value, liabilities	(193)	(7,358)
At fair value | Derivative financial instruments | Level 1
Financial instruments
Fair value, liabilities	(193)
At fair value | Derivative financial instruments | Level 2
Financial instruments
Fair value, liabilities		(7,358)
At fair value | FVTPL
Financial instruments
Carrying amount, liabilities	(311)	(306)
Fair value, liabilities	(311)	(306)
At fair value | FVTPL | Level 3
Financial instruments
Fair value, liabilities	(311)	(306)
At fair value | FVTPL | Contingent consideration
Financial instruments
Carrying amount, liabilities	(311)	(306)
Fair value, liabilities	(311)	(306)
At fair value | FVTPL | Contingent consideration | Level 3
Financial instruments
Fair value, liabilities	(311)	(306)
At fair value | Derivative financial instruments
Financial instruments
Carrying amount, assets	6,137	8,215
Fair value, assets	6,137	8,215
At fair value | Derivative financial instruments | Level 2
Financial instruments
Fair value, assets	6,137	8,215
At fair value | FVTPL
Financial instruments
Carrying amount, assets	131,288	124,008
Fair value, assets	131,288	124,008
At fair value | FVTPL | Level 1
Financial instruments
Fair value, assets	81,417	70,133
At fair value | FVTPL | Level 2
Financial instruments
Fair value, assets	9,543
At fair value | FVTPL | Level 3
Financial instruments
Fair value, assets	40,328	53,875
At fair value | FVTPL | Equity instruments
Financial instruments
Carrying amount, assets	128,109	122,477
Fair value, assets	128,109	122,477
At fair value | FVTPL | Equity instruments | Level 1
Financial instruments
Fair value, assets	81,417	70,133
At fair value | FVTPL | Equity instruments | Level 2
Financial instruments
Fair value, assets	9,543
At fair value | FVTPL | Equity instruments | Level 3
Financial instruments
Fair value, assets	37,149	52,344
At fair value | FVTPL | Other financial assets
Financial instruments
Carrying amount, assets	3,179	1,531
Fair value, assets	3,179	1,531
At fair value | FVTPL | Other financial assets | Level 3
Financial instruments
Fair value, assets	3,179	1,531
At fair value | FVTPL | Convertible loans granted to long-term investments
Financial instruments
Carrying amount, assets	3,179	1,531
At fair value | FVTOCI
Financial instruments
Carrying amount, assets	329,034	297,439
Fair value, assets	329,034	297,439
At fair value | FVTOCI | Level 1
Financial instruments
Fair value, assets	329,034	297,439
At fair value | FVTOCI | Equity instruments
Financial instruments
Carrying amount, assets	7,484	8,565
Fair value, assets	7,484	8,565
At fair value | FVTOCI | Equity instruments | Level 1
Financial instruments
Fair value, assets	7,484	8,565
At fair value | FVTOCI | Short term investments
Financial instruments
Carrying amount, assets	321,550	288,874
Fair value, assets	321,550	288,874
At fair value | FVTOCI | Short term investments | Level 1
Financial instruments
Fair value, assets	321,550	288,874
At fair value | FVTOCI | Current financial assets
Financial instruments
Carrying amount, assets	83,203	105,334
At fair value | FVTOCI | Money market funds
Financial instruments
Carrying amount, assets	238,346	183,540
At (amortized) cost
Financial instruments
Carrying amount, liabilities	(761,904)	(933,986)
Fair value, liabilities	(705,050)	(912,265)
At (amortized) cost | Trade account payables
Financial instruments
Carrying amount, liabilities	(134,319)	(97,278)
Fair value, liabilities	(134,319)	(97,278)
At (amortized) cost | Loans and borrowings
Financial instruments
Carrying amount, liabilities	(437,058)	(329,851)
Fair value, liabilities	(380,204)	(308,130)
At (amortized) cost | Other liabilities
Financial instruments
Carrying amount, liabilities	(190,527)	(177,800)
Fair value, liabilities	€ (190,527)	€ (177,800)